Loans (Details Narrative) - CAD ($)							3 Months Ended		6 Months Ended		12 Months Ended
		Dec. 31, 2020	May 20, 2020	May 01, 2020	Apr. 30, 2020	Apr. 24, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Nov. 20, 2020	Feb. 20, 2020	Jan. 27, 2020	Dec. 03, 2019	Sep. 10, 2019
Statement Line Items [Line Items]
Interest rate												5.00%						5.00%
Interest expense											$ 33,939
Gain from government grant											28,604
Government grants							$ 191,294		$ 191,294		$ 191,572
Third Party [Member]
Statement Line Items [Line Items]
Unsecured loan received			$ 20,000		$ 20,000										$ 50,000	$ 50,000	$ 100,000
Interest rate			10.00%		10.00%									15.00%	2.50%	2.50%	2.50%
Maturity			on or before December 31, 2020.		on or before December 31, 2020.
Short Terms Loans [Member]
Statement Line Items [Line Items]
Maturity											The Short Term Loans all bear interest at 2.5% annually and were all repayable on or before March 26, 2020
Interest expense	[1]								4,923		$ 12,223
Canada Emergency Business Account [Member]
Statement Line Items [Line Items]
Proceeds from debt						$ 40,000
Interest rate						0.00%
Maturity		30,000 is paid back between January 1, 2021 and December 31, 2022. The loan was recognized at the fair value based on an estimated market interest rate of 15%.				The CEBA Loan bears 0% interest until December 31, 2022. If the balance is not paid by December 31, 2022, the remaining balance will be converted to a 3-year term loan at 5% annual interest, paid monthly, effective January 1, 2023. The full balance must be repaid by no later than December 31, 2025. No principal payments required until December 31, 2022. Principal repayments can be voluntarily made at any time without fees or penalties.
Loan forgiveness		$ 10,000
Government grants		$ 40,000
Government Grants [Member]
Statement Line Items [Line Items]
Interest expense							1,100		2,159
Gain from government grant											$ 13,121
Benefits on loan											Benefit of receiving an interest free grant.
Paycheck Protection Program [Member]
Statement Line Items [Line Items]
Interest rate				1.00%
Maturity				The terms of the Program provide that a portion of the loan may be forgiven, to the extent that the amounts spent during the eight week period following the first disbursement of the loan are incurred as follows: (i) payroll costs, (ii) interest payments on mortgages incurred before February 15, 2020, (iii) rent payments on leases in effect before February 15, 2020, and (iv) utility payments for which service began before February 15, 2020 ("Program Expenses"). The unforgiven part of the loan must be repaid within two years and bears interest at 1% per annum. The Company used the entire proceeds to pay Program expenses and is currently in the process of applying to have this loan forgiven. The loan was recognized at the fair value based on an estimated market interest rate of 15%.
Interest expense							$ 4,619		$ 9,309
Gain from government grant											$ 15,483
Benefits on loan											Benefit of receiving a loan with 1% interest.
Paycheck Protection Program [Member] | USD [Member]
Statement Line Items [Line Items]
Proceeds from debt				$ 127,030

[1]	Total interest expense in respect to all short-term loans for the three and six months ended January 31, 2021 is $2,473 and $4,923, respectively (for the three and six months ended January 31, 2020 - ($639 and $639, respectively).